Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Fair Value Of The Company's Outstanding Derivative Instruments

	Asset Derivatives (*)
	December 31,	December 31,
	2012	2011

Derivatives designated
as hedging instruments

Foreign exchange contracts	292	-
	$292	$-
Derivatives not designated
as hedging instruments

Foreign exchange contracts	5	-
	$5	$-
(*) Presented as part of other assets.

Effect Of Derivative Instruments On Cash Flow Hedging And The Relationship Between Income And Other Comprehensive Income
	Gain Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net December 31, 2012	Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*) December 31, 2012

Derivatives designated
as hedging instruments

Foreign exchange contracts	346	54
	$346	$54

(*) Presented as part of operational cost

Notional Amounts Of Outstanding Foreign Exchange Contracts

	Forward contracts
	Buy	Sell
	December 31,	December 31,
	2012	2012

ILS/USD	6,970	-

EUR/USD	-	4,169
	$6,970	$4,169